EMPLOYEE BENEFIT PLANS (Assumptions Used) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pension Benefits [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate - benefit obligations	3.21%	4.22%
Rate of compensation increase	4.28%	4.55%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Expected long-term rate of return on plan assets	6.00%	6.25%	6.50%
Rate of compensation increase	4.55%	4.53%	4.81%
Pension Benefits [Member] | Service Cost [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.24%	3.62%	4.15%
Pension Benefits [Member] | Effective rate for interest cost [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.92%	3.21%	3.38%
Pension Benefits [Member] | Effective rate for interest on service cost [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.00%	3.32%	3.59%
Supplemental Employee Retirement Plan [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate - benefit obligations	3.09%	4.17%
Rate of compensation increase	4.50%	5.00%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Rate of compensation increase	5.00%	5.00%	5.50%
Supplemental Employee Retirement Plan [Member] | Service Cost [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.19%	3.58%	4.17%
Supplemental Employee Retirement Plan [Member] | Effective rate for interest cost [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.83%	3.15%	3.20%
Supplemental Employee Retirement Plan [Member] | Effective rate for interest on service cost [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.90%	3.24%	3.63%
Post Retirement Medical Plan [Member]
Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate - benefit obligations	2.88%	3.99%
Rate of compensation increase	0.00%	0.00%
Post Retirement Medical Plan [Member] | Service Cost [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.21%	3.59%	4.10%
Post Retirement Medical Plan [Member] | Effective rate for interest cost [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	3.69%	2.97%	3.11%
Post Retirement Medical Plan [Member] | Effective rate for interest on service cost [Member]
Weighted Average Assumptions Used to Determine Net Periodic Benefit Costs
Discount rate	4.09%	3.46%	3.84%